LEASES (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Assets Leased to Others [Member]	Dec. 31, 2011 Assets Leased to Others [Member]	Sep. 30, 2012 Assets Held under Operating Leases [Member] Maritime Equipment [Member]	Sep. 30, 2012 Assets Held under Operating Leases [Member] Short-term Fixed Rate Charter Equipment [Member]	Sep. 30, 2012 Assets Held under Capital Leases [Member] Maritime Equipment [Member]
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time and bareboat charters	33
Number of operating leases					2	2
Number of capital leases							31
Cost of vessels			$ 516,600,000	$ 1,261,600,000
Accumulated depreciation of vessels			238,400,000	542,700,000
Number of vessels leased to third parties leased in on operating lease			0
Number of time or bareboat charters leases (in number of leases)			10
Initial length of lease period, minimum (in months)			1 month
Initial length of lease term, maximum (in years)			2 years
Number of vessels classified as an investment in finance lease (in number of vessels)			1
Initial length of lease period, vessels classified as an investment in finance lease			20 years
Operating Leases, Future Minimum Payments Due, Rolling Maturity [Abstract]
2013	12,539,000
2014	1,924,000
2015	1,636,000
2016	519,000
2017	147,000
Thereafter	0
Total minimum lease payments	16,765,000
Rental expense for operating leases	33,000,000	52,800,000
Operating Leases, Future Minimum Payments Receivable, Rolling Maturity [Abstract]
2013	90,459,000
2014	26,155,000
2015	0
2016	0
2017	0
Thereafter	0
Total minimum lease payments	$ 116,614,000